Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,665,755.29
Total Fee Amount	644.34
Total Offset Amount	0.00
Net Fee	$ 644.34
Offering Table N/A
Offset Table N/A	N/A